UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JANA PARTNERS LLC
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Address:   767 Fifth Avenue, 8th Floor
           --------------------------------------------------
           New York, New York 10153
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     028-10328
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Charles Penner
           --------------------------------------------------
Title:     General Counsel
           --------------------------------------------------
Phone:     212 455-0900
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Charles Penner             New York, New York         August 14, 2009
------------------------   ---------------------------    ---------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        63
                                               -------------

Form 13F Information Table Value Total:        $1,213,099
                                               -------------
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE


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
                                                    FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2        COLUMN 3     COLUMN 4         COLUMN 5      COLUMN 6     COLUMN 7        COLUMN 8

                              TITLE OF                      VALUE    SHRS OR    SH/  PUT  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS             CUSIP      (x$1000)  PRN AMT    PRN  CALL DISCRETION  MANAGERS   SOLE   SHARED  NONE
----------------------------  ----------      ----------   -------   -------------------- ----------  --------   -------------------
A D C TELECOMMUNICATIONS      FRNT 6/1        000886AB7      2,207   3,000,000  PRN        SOLE

                              NOTE 3.500%
A D C TELECOMMUNICATIONS      7/1             000886AE1      2,636   4,000,000  PRN        SOLE

                              NOTE 5.750%
ADVANCED MICRO DEVICES INC    8/1             007903AN7     12,435  20,000,000  PRN        SOLE

AFFILIATED COMPUTER SERVICES  CL A            008190100     28,755     647,335  SH         SOLE                 647,335

ALPHA NATURAL RESOURCES INC   COM             02076X102      7,408     282,000  SH         SOLE                 282,000

AMERICAN ITALIAN PASTA CO     CL A            027070101     25,019     858,297  SH         SOLE                 858,297

ARCADIA RES INC               COM             039209101     10,195  25,298,102  SH         SOLE              25,298,102

ARCH CAP GROUP LTD            ORD             G0450A105     18,787     320,699  SH         SOLE                 320,699

ARMSTRONG WORLD INDS INC NEW  COM             04247X102      1,781     108,000  SH         SOLE                 108,000

BANK OF AMERICA               COM             060505104     48,155   3,648,100  SH         SOLE               3,648,100

CADENCE DESIGN SYSTEM INC     NOTE            127387AF5      1,986   3,000,000  PRN        SOLE
                              1.500%12/1

CAREER EDUCATION CORP         COM             141665109     34,257   1,376,343  SH         SOLE               1,376,343

                              NOTE
                              1.125%
CHARMING SHOPPES INC          5/0             161133AE3      7,245  12,742,000  PRN        SOLE

CHUBB CORP                    COM             171232101     49,724   1,246,845  SH         SOLE               1,246,845

COLEMAN CABLE INC             COM             193459302      4,597   1,635,929  SH         SOLE               1,635,929

COMCAST CORP NEW              CL A            20030N101     39,967   2,764,000  SH         SOLE               2,764,000

COMCAST CORP NEW              CL A SPL        20030N200     36,961   2,621,346  SH         SOLE               2,621,346

COMPUWARE CORP                COM             205638109     10,315   1,503,607  SH         SOLE               1,503,607

COMTECH TELECOMMUNICATIONS C  COM NEW         205826209      3,188     100,000  SH         SOLE                 100,000

CONVERGYS CORP                COM             212485106     95,991  10,343,808  SH         SOLE                  10,344

COPART INC                    COM             217204106     20,972     604,897  SH         SOLE                 604,897

COREL CORP NEW                COM             21869X103      4,494   2,090,232  SH         SOLE               2,090,232

COWEN GROUP INC               COM             223621103        752      90,000  SH         SOLE                  90,000

DIODES INC                    NOTE            254543AA9      4,339   5,000,000  PRN        SOLE
                              2.250%10/0

DOW CHEM CO                   COM             260543103      9,361     580,000  SH   PUT   SOLE

ENSCO INTL INC                COM             26874Q100      7,113     204,000  SH         SOLE                 204,000

                              NOTE
                              2.375%
EPICOR SOFTWARE CORP          5/1             29426LAA6      3,402   5,000,000

GENERAL MLS INC               COM             370334104     15,971     285,100  SH         SOLE                285,100

                              COM SHS
GOVERNMENT PPTYS INCOME TR    BEN INT         38376A103     13,550     660,000                                 660,000

HEALTH NET INC                COM             42222G108     39,611   2,547,357  SH         SOLE              2,547,357

HEARTLAND PMT SYS INC         COM             42235N108        558      58,300  SH         SOLE                 58,300

HILLTOP HOLDINGS INC          COM             432748101      5,331     449,100  SH         SOLE                449,100

                              COM SH
HOSPITALITY PPTYS TR          BEN INT         44106M102     27,866   2,343,643  SH         SOLE              2,343,643

IBERIABANK CORP               COM             450828108        985      25,000  SH         SOLE                 25,000

IESI BFC LTD                  COM             44951D108      2,177     186,890  SH         SOLE                186,890

IMMUCOR INC                   COM             452526106     57,076   4,147,968  SH         SOLE              4,147,968

INSIGHT ENTERPRISES INC       COM             45765U103        725      75,000  SH         SOLE                 75,000

ITT EDUCATIONAL SERVICES INC  COM             45068B109     24,642     244,800  SH         SOLE                244,800

LIBERTY ACQUISITION HLDGS CO  COM             53015Y107     12,864   1,419,900  SH         SOLE              1,419,900

MAXIMUS INC                   COM             577933104      2,475      60,000  SH         SOLE                 60,000

MCKESSON CORP                 COM             58155Q103     32,793     745,292  SH         SOLE                745,292

MDS INC                       COM             55269P302      1,709     320,000  SH         SOLE                320,000

MEDAREX INC                   COM             583916101     12,887   1,543,306  SH         SOLE              1,543,306

MF GLOBAL LTD                 SHS             G60642108      7,091   1,195,832  SH         SOLE              1,195,832

NATIONAL FUEL GAS CO N J      COM             636180101     71,958   1,994,412  SH         SOLE              1,994,412

NEWS CORP                     CL B            65248E203      7,763     852,096  SH         SOLE                852,096

PINNACLE ENTMT INC            COM             723456109      6,451     694,400  SH         SOLE                694,400

PRG-SCHULTZ INTERNATIONAL IN  COM NEW         69357C503      6,242   2,311,669  SH         SOLE              2,311,669

RALCORP HLDGS INC NEW         COM             751028101     50,625     831,000  SH         SOLE                831,000

SAIC INC                      COM             78390X101     16,787     904,954  SH         SOLE                904,954

SCHERING PLOUGH CORP          COM             806605101     75,767   3,016,200  SH         SOLE              3,016,200

SOLUTIA INC                   COM NEW         834376501      1,728     300,000  SH         SOLE                300,000

SUN MICROSYSTEMS INC          COM NEW         866810203     23,908   2,593,100  SH   CALL  SOLE

SYMANTEC CORP                 COM             871503108      4,394     282,000  SH         SOLE                282,000

TESSERA TECHNOLOGIES INC      COM             88164L100     10,690     422,702  SH         SOLE                422,702

TICKETMASTER ENTMT INC        COM             88633P302      1,284     200,000  SH         SOLE                200,000

TRANSATLANTIC HLDGS INC       COM             893521104     45,969   1,060,900  SH         SOLE              1,060,900

TRIUMPH GROUP INC NEW         COM             896818101        560      14,000  SH         SOLE                 14,000

TYCO INTL LTD BERMUDA         SHS             G9143X208     29,343   1,129,451  SH         SOLE              1,129,451

VERIFONE HLDGS INC            NOTE            92342YAB5      3,644   5,000,000  PRN        SOLE
                              1.375%
                              6/1

WATSON WYATT WORLDWIDE INC    CL A            942712100      7,656     204,000  SH         SOLE                204,000

WENDYS ARBYS GROUP INC        COM             950587105        500     125,000  SH         SOLE                125,000

WYETH                         COM             983024100     97,477   2,147,543  SH         SOLE              2,147,543


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